Supplemental Disclosure for Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jan. 03, 2015
Supplemental Disclosure for Accumulated Other Comprehensive Income
Schedule of changes in accumulated other comprehensive income

The following table illustrates changes in the balances of each component of accumulated other comprehensive income, net of taxes (in thousands):

	January 3, 2015
		Cash Flow Hedges
	Currency Translation Adjustments	Forward Contracts	Interest Rate Swap	Pension Plan	Total
Beginning balance	$38,152	$(2,091)	$(106)	$736	$36,691

Other comprehensive income (loss) before reclassifications	(65,240)	37,182	(3,397)	(4,804)	(36,259)
Tax (expense) benefit	(153)	(14,255)	1,238	421	(12,749)
Amounts reclassed from accumulated other comprehensive income	0	8,893	(2,774)	0	6,119
Tax (expense) benefit	0	(3,037)	1,011	0	(2,026)

Total other comprehensive income (loss)	(65,393)	17,071	(396)	(4,383)	(53,101)

Ending balance	$(27,241)	$14,980	$(502)	$(3,647)	$(16,410)

	December 28, 2013
			Cash Flow Hedges
	Currency Translation Adjustments	Securities Available for Sale	Forward Contracts	Interest Rate Swap	Pension Plan	Total
Beginning balance	$30,181	$(475)	$(946)	$0	$0	$28,760

Other comprehensive income (loss) before reclassifications	7,971	(83)	(2,148)	(1,592)	583	4,731
Tax (expense) benefit	0	0	757	561	153	1,471
Amounts reclassed from accumulated other comprehensive income	0	(558)	(145)	(1,423)	0	(2,126)
Tax (expense) benefit	0	0	(101)	498	0	397

Total other comprehensive income (loss)	7,971	475	(1,145)	(106)	736	7,931

Ending balance	$38,152	$0	$(2,091)	$(106)	$736	$36,691

	December 29, 2012
			Cash Flow Hedges
	Currency Translation Adjustments	Securities Available for Sale	Forward Contracts	Total
Beginning balance	$18,953	$(446)	$3,673	$22,180

Other comprehensive income (loss) before reclassifications	11,228	(29)	1,232	12,431
Tax (expense) benefit	0	0	(806)	(806)
Amounts reclassed from accumulated other comprehensive income	0	0	7,761	7,761
Tax (expense) benefit	0	0	(2,716)	(2,716)

Total other comprehensive income (loss)	11,228	(29)	(4,619)	6,580

Ending balance	$30,181	$(475)	$(946)	$28,760